CONCENTRATIONS	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 12 - CONCENTRATIONS

For the year ended December 31, 2015 four customers and for the year ended December 31, 2014 five customers each accounted for more than 10% of our revenues. Combined these customers represented slightly over 50% of the Company's revenue during each of 2014 and 2015. A significant reduction for any reason in the use of our software solutions by one or more of our major customers could harm our business materially.